SHARE CAPITAL - Share Purchase Warrants - Outstanding and Exercisable (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Number of warrants outstanding
Beginning balance		18,250,000
Exercised		(8,250,000)
Ending balance		10,000,000
Weighted average exercise price per warrant
Beginning balance		$ 2.41
Exercised		1.89
Ending balance		$ 2.84
Proceeds from exercise of warrants	$ 15.6
Common share price	$ 4.29
Number of outstanding shares	8,250,000